Acquisitions and business combinations - Flocktory (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Dec. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 22, 2017
Acquisitions and business combinations
Revaluation gain (loss)		₽ (87)
Cash flow
Total cash paid upon business combination		(354)	₽ 138	₽ (321)
Flocktory Ltd (Cyprus)
Acquisitions and business combinations
Percentage of voting equity interests acquired					82.00%
Percentage of remaining equity stake in entity					17.00%
Flocktory Ltd (Cyprus)
Acquisitions and business combinations
Percentage of voting equity interests acquired	17.00%
Consideration
Fair value of prior holding of 82% stake	₽ 984
Cash consideration	214
Total consideration	1,198
Net assets acquired:
Property, equipment (including right-of-use of leased assets)	45
Intangible assets	394
Trade and other receivables	66
Cash and cash equivalents	178
Trade and other payables	(80)
Lease liabilities	(46)
Deferred tax liabilities	(74)
Other liabilities	(8)
Total identifiable net assets at fair value	475
Group's share of net assets (99%)	472
Goodwill arising on acquisition	₽ 726
Proportion of ownership interest in subsidiary	99.00%
Goodwill expected to be deductible for tax purposes	₽ 0
Revenue and net income
Revenue since acquisition date		49
Net loss since acquisition date		0
Revenue of combined entity		39,730
Net profit of combined entity		₽ 4,876
Cash flow
Cash paid (including cash paid for put option)	(482)
Net cash acquired with the subsidiary	178
Total cash paid upon business combination	(304)
Flocktory Ltd (Cyprus) | Ownership held before business combination
Acquisitions and business combinations
Revaluation gain (loss)	180
Flocktory Ltd (Cyprus) | Put option related to ownership in joint venture
Acquisitions and business combinations
Revaluation gain (loss)	(267)
Cash flow
Cash paid (including cash paid for put option)	(267)
Flocktory Ltd (Cyprus) | Software, trademarks and client base
Net assets acquired:
Intangible assets	₽ 394